Business Combinations - Additional information (Detail) - USD ($)					3 Months Ended		9 Months Ended
	Sep. 01, 2021	Jun. 01, 2021	May 01, 2021	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Stock issued during the period shares			974,999
Goodwill					$ 875,724,000		$ 875,724,000		$ 351,610,000	$ 355,667,000
Depreciation, Depletion and Amortization					11,286,000	$ 4,359,000	20,359,000	$ 13,001,000
Interest Expense					16,932,000	8,961,000	34,221,000	24,437,000
Acquisition related costs					8,784,000	$ 174,000	14,412,000	474,000
Sunrise Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred							800,000
Business acquisition, pro forma revenue							1,400,000
Income (loss) from subsidiaries, before tax							400,000
Revenues							800,000
Goodwill					279,000		279,000
Sunrise Acquisition [Member] | FLORIDA
Business Acquisition [Line Items]
Income (loss) from subsidiaries, before tax							200,000
Florida Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred			$ 34,600,000
Income (loss) from subsidiaries, before tax							2,100,000
Revenues							9,000,000
Business combination, consideration transferred, equity interests issued and issuable				$ 3,000,000
Business acquisition, share price				$ 3.09
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned				$ 974,999
Goodwill					33,035,000		33,035,000
Florida Acquisition [Member] | FLORIDA
Business Acquisition [Line Items]
Revenues							5,000,000
Business acquisition, pro forma income before tax							1,200,000
Massachusetts Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred		$ 400,000
Income (loss) from subsidiaries, before tax							900,000
Revenues							500,000
Goodwill					$ 51,000		51,000
Massachusetts Acquisition [Member] | FLORIDA
Business Acquisition [Line Items]
Income (loss) from subsidiaries, before tax							400
Revenues							200,000
Alliance Acquisition [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 785,900,000
Business acquisition, pro forma revenue							567,107	$ 545,659
Business combination, consideration transferred, equity interests issued and issuable							$ 748,490,000
Business acquisition, share price					$ 2.17		$ 2.17
Business acquisition, Percentage of voting interests acquired	100.00%
Business combination, Acquisition of less than hundred percent, Noncontrolling interest, Fair value	$ 212,200,000				$ 212,210,000		$ 212,210,000
Goodwill					490,749,000		490,749,000
Acquisition related costs					7,600,000		8,900,000
Alliance Acquisition [Member] | Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Business acquisition, transaction costs					$ 22,800,000		22,800,000
Depreciation, Depletion and Amortization							44,400,000
Interest Expense							$ 5,500,000
Alliance Acquisition [Member] | Radiology Segment [Member] | Operating Segments [Member]
Business Acquisition [Line Items]
Goodwill	194,800,000
Alliance Acquisition [Member] | Oncology Segment [Member] | Operating Segments [Member]
Business Acquisition [Line Items]
Goodwill	$ 295,900,000
Alliance Acquisition [Member] | Business Acquisition Financing Events [Member]
Business Acquisition [Line Items]
Stock issued during the period shares	14,223,570
Sale of stock issue price per share	$ 2.17
Alliance Acquisition [Member] | Business Acquisition Financing Events [Member] | Stonepeak Magnet Holdings LP [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 10,400,000
Stock issued during the period shares	3,500,000
Sale of stock issue price per share	$ 2.98
Alliance Acquisition [Member] | Business Acquisition Financing Events [Member] | 2028 Senior Notes [Member]
Business Acquisition [Line Items]
Proceeds from issuance of senior long term debt	$ 375,000,000
Debt instrument interest rate stated percentage	7.50%
Alliance Acquisition [Member] | Business Acquisition Financing Events [Member] | Unsecured Debt [Member] | Stonepeak Magnet Holdings LP [Member]
Business Acquisition [Line Items]
Proceeds from issuance of unsecured debt	$ 340,000,000